Debt, cash and cash equivalents - Summary of Interest Rate of Net Debt at Value on Redemption (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Debt	€ 24,568	€ 24,586	€ 15,468
Cash and cash equivalents	(9,427)	(6,925)	(10,315)	[1],[2]	€ (10,273)
Net debt	15,107	17,628	5,161
Value on redemption after derivative instruments
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Debt		24,672	15,501
Cash and cash equivalents	(9,461)	(6,958)	(10,307)
Net debt	€ 15,186	€ 17,714	€ 5,194
Debt percent	100.00%	100.00%	100.00%
Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Debt		€ 18,864	€ 9,746
Debt percent	88.00%	76.00%	63.00%
Value on redemption after derivative instruments | Floating-rate debt
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Debt		€ 5,808	€ 5,755
Debt percent	12.00%	24.00%	37.00%

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[2]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).